RIGHT OF USE AND LEASE LIABILITIES - Schedule of maturities of the lease liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Total expected cashflows	R$ 1,448,953	R$ 3,946,378
Interests to incur	(298,513)	(675,641)
Total	1,150,440	3,270,737	R$ 3,547,863
1 year [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Total expected cashflows	401,217	1,070,253
From 1 to 5 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Total expected cashflows	912,529	2,019,723
More than 5 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Total expected cashflows	R$ 135,207	R$ 856,402